Recovery of Erroneously Awarded Compensation	12 Months Ended
Dec. 31, 2024
Restatement Determination Date:: 2024-12-31
Erroneously Awarded Compensation Recovery
Erroneous Compensation Analysis

All awards granted under the 2024 Plan may be subject to reduction, cancelation or recoupment under any written clawback policy that Zeo may adopt and that Zeo determines should apply to awards under the 2024 Plan or that is required by law.